SUMMARY OF BUSINESS AND SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Basis of Presentation and Principles of Consolidation

Basis of Presentation and Principles of Consolidation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”) for interim financial information and with the instructions for Form 10-Q and Article 10 of Regulation S-X. Accordingly, they do not include all the information and footnotes required by U.S. GAAP for complete financial statements. In the opinion of management, all adjustments (consisting of recurring accruals) necessary for a fair presentation have been included. These unaudited condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and the notes thereto, set forth in the Company’s Annual Report on Form 10-K for the year ended December 31, 2024 (the “Form 10-K”), as the same may be amended from time to time. Capitalized terms not defined in this Quarterly Report on Form 10-Q refer to capitalized terms as defined in the Form 10-K. Certain prior period accounts and balances in these unaudited condensed consolidated financial statements and notes thereto may have been reclassified to conform to the current period’s presentation.

The accompanying unaudited condensed consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All intercompany transactions and balances have been eliminated in consolidation.

Basis of Presentation and Principles of Consolidation

The accompanying consolidated financial statements included herein have been prepared by the Company in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The accompanying consolidated financial statements include the accounting of Reliance Global Group, Inc., and its wholly owned subsidiaries. All intercompany transactions and balances have been eliminated in consolidation. Reliance operates as a single operating segment.

Liquidity

Liquidity

As of September 30, 2025, the Company’s reported cash and restricted cash aggregated balance was approximately $3,503,417, current assets were approximately $5,017,000 and current liabilities were approximately $3,422,000. As of September 30, 2025, the Company had working capital of approximately $1,595,000 and stockholders’ equity of approximately $6,744,000. For the nine months ended September 30, 2025, the Company had a loss from operations of approximately $7,693,000, and net loss of approximately $5,604,000.

Although there can be no assurance that debt or equity financing will be available on acceptable terms, or at all, the Company believes its financial position and its ability to raise capital to be reasonable and sufficient. Based on our assessment, we do not believe there are conditions or events that, in the aggregate, raise substantial doubt about the Company’s ability to continue as a going concern within one year of filing these unaudited financial statements with the Securities and Exchange Commission (“SEC”).

Liquidity

As of December 31, 2024, the Company’s reported cash and restricted cash aggregated balance was approximately $1,798,000, current assets were approximately $3,989,000, while current liabilities were approximately 3,574,000. As of December 31, 2024, the Company had working capital of approximately $416,000 and stockholders’ equity of approximately $2,997,000. For the year ended December 31, 2024, the Company reported a loss from operations of approximately $7,695,000, of which $3,922,000 was related to asset impairments. The Company also reported other expense, primarily interest expense of approximately $1,376,000, which resulted in a net loss of $9,072,000.

Although there can be no assurance that debt or equity financing will be available on acceptable terms, the Company believes its financial position and its ability to raise capital to be reasonable and sufficient. Based on our assessment, we do not believe there are conditions or events that, in the aggregate, raise substantial doubt about the Company’s ability to continue as a going concern within one year of filing these financial statements with the Securities and Exchange Commission (“SEC”).

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses, and related disclosures in the financial statements and accompanying notes. Management bases its estimates on historical experience and on assumptions believed to be reasonable under the circumstances. Actual results could differ materially from those estimates.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses, and related disclosures in the financial statements and accompanying notes. Management bases its estimates on historical experience and on assumptions believed to be reasonable under the circumstances. Actual results could differ materially from those estimates.

Cash and Restricted Cash

Cash and Restricted Cash

Cash and restricted cash (restricted for debt service coverage) reported on our condensed consolidated balance sheets are reconciled to the total shown on our unaudited condensed consolidated statements of cash flows as follows:

	September 30, 2025	September 30, 2024
Cash	$2,581,219	$925,270
Restricted cash	922,198	1,428,422
Total cash and restricted cash	$3,503,417	$2,353,692

Cash and Restricted Cash

Cash consists of checking accounts. The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents.

Restricted cash includes cash pledged as collateral to secure obligations and/or all cash whose use is otherwise limited by contractual provisions.

At times, some cash balances held in banks may exceed the Federal Deposit Insurance Corporation, or FDIC, standard deposit insurance limit of $250,000.

The reconciliation of cash and restricted cash reported within the applicable balance sheet accounts that sum to the total of cash and restricted cash presented in the statement of cash flows is as follows:

	December 31, 2024	December 31, 2023
Cash	$372,695	$1,329,016
Restricted cash	1,424,999	1,409,895
Total cash and restricted cash	$1,797,694	$2,738,911

Property and Equipment

Property and Equipment

Property and equipment is stated at cost, less accumulated depreciation. Depreciation is recognized over an asset’s estimated useful life using the straight-line method beginning on the date an asset is placed in service. The Company regularly evaluates the estimated remaining useful lives of the Company’s property and equipment to determine whether events or changes in circumstances warrant a revision to the remaining period of depreciation. Certain capitalized software has been reclassified in the consolidated balance sheet from property and equipment, net to intangibles, net and comparative periods have been adjusted accordingly. Maintenance and repairs are charged to expense as incurred. Estimated useful lives of the Company’s Property and Equipment are as follows:

Useful Life (in years)
Computer equipment	5
Office equipment and furniture	7
Leasehold improvements	Shorter of the useful life or the lease term

Fair Value of Financial Instruments

Fair Value of Financial Instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The accounting guidance includes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are as follows:

Level 1 — Observable inputs that reflect quoted prices (unadjusted) in active markets for identical assets and liabilities;

Level 2 — Inputs other than quoted prices in active markets for identical assets and liabilities that are observable either directly or indirectly for substantially the full term of the asset or liability; and

Level 3 — Unobservable inputs for the asset or liability, which include management’s own assumption about the assumptions market participants would use in pricing the asset or liability, including assumptions about risk.

As of December 31, 2024, and 2023 respectively, the Company’s balance sheet includes certain financial instruments, including cash, accounts payable, and short and long-term debt. The carrying amounts of current assets and current liabilities approximate their fair value because of the relatively short period of time between the origination of these instruments and their expected realization. The carrying amounts of long-term debt approximate their fair value as the variable interest rates are based on a market index.

Warrant Liabilities: The Company’s warrant liabilities (see Note 9, Warrant Liabilities) represent liability-classified derivative financial instruments recorded at fair value on a recurring basis. The fair value of the Warrant Liabilities includes significant inputs unobservable in the market and thus are considered Level 3. The Company measures fair value of its material warrant liabilities at issuance, and subsequently at each balance sheet date, using a binomial option pricing model. As of December 31, 2024, the Company did not have any material Warrant Liabilities, and as of December 31, 2023, the significant unobservable inputs, unadjusted for the Reverse Split-2024, can be summarized as follows; stock price - $0.54, volatility - 110.0%, time to expiry – 4.99, dividend yield – 0%, risk free rate – 3.8%.

The following reconciles the warrant liabilities for the years ended December 31, 2024 and 2023:

	Years ended December 31, 2024 and 2023
	Series B warrant liabilities	Placement agent warrants	Total
Beginning balance, December 31, 2022	$6,384,250	$48,900	$6,433,150
Unrealized (gain) loss	(5,534,931)	(48,575)	(5,583,506)[1]
Warrants exercised or transferred	(580,651)	-	(580,651)
Ending balance, December 31, 2023	268,668	325	268,993
Unrealized (gain) loss	(156,000)	-	(156,000)
Warrants exercised or exchanged	(112,667)	-	(112,667)
Ending balance, December 31, 2024	$-	$325	$325

[1]	Recognition and change in fair value of warrant liabilities per income statement is $5,503,647. The difference of $79,859 is made up of the Warrant issuance costs.

Earn-out liabilities: The Company utilizes two valuation methods to value its material Level 3 earn-out liabilities, (a) the income valuation approach, and (b) the Monte Carlo simulation method. Key valuation and unobservable inputs for the income valuation approach include contingent payment arrangement terms, projected revenues and cash flows, rates of return, discount rates and probability assessments. The Monte Carlo simulation method includes key valuation and unobservable inputs such as, but not limited to, WACC, Volatility, Credit spread, discount rates and stock price.

The following table reconciles fair value of earn-out liabilities for the years ending December 31, 2024 and 2023:

	December 31, 2024	December 31, 2023
Beginning balance – January 1	$159,867	$2,709,478

Acquisitions and Settlements	-	(3,260,403)

Period adjustments:
Fair value and estimate changes*	47,761	1,716,873
Earn-out payable in common shares	(17,628)	(159,867
Earn-out transferred to loans payable, related parties	(190,000)	(846,214

Ending balance	$-	$159,867
Less: Current portion	-	(159,867)
Ending balance, less current portion	$-	$-

*	Recorded as change in estimated acquisition earn-out payables on the consolidated statements of operations.

Deferred Financing Costs

Deferred Financing Costs

The Company has recorded deferred financing costs because of fees incurred by the Company in conjunction with its debt financing activities. These costs are amortized to interest expense using the straight-line method which approximates the interest rate method over the term of the related debt. As of December 31, 2024, and 2023, unamortized deferred financing costs were $233,900 and $273,864, respectively and are netted against the related debt.

Business Combinations

Business Combinations

The Company accounts for its business combinations using the acquisition method of accounting. Under the acquisition method, assets acquired, liabilities assumed, and consideration transferred are recorded at the date of acquisition at their respective fair values. Definite-lived intangible assets are amortized over the expected life of the asset. Any excess of the purchase price over the estimated fair values of the net assets acquired is recorded as goodwill.

Goodwill represents the excess purchase price over the fair value of the tangible net assets and intangible assets acquired in a business combination. Acquisition-related expenses are recognized separately from business combinations and are expensed as incurred. If the business combination provides for contingent consideration such as earn-outs, the Company records the contingent consideration at fair value at the acquisition date. The Company remeasures fair value as of each reporting date and changes resulting from events after the acquisition date, are recognized as follows: 1) if the contingent consideration is classified as equity, the contingent consideration is not re-measured and its subsequent settlement is accounted for within equity, or 2) if the contingent consideration is classified as a liability, the changes in fair value and accretion costs are recognized in earnings.

Identifiable Intangible Assets, net

Identifiable Intangible Assets, net

Finite-lived intangible assets such as customer relationships assets, trademarks and tradenames are amortized over their estimated useful lives, generally on a straight-line basis for periods ranging from 3 to 20 years. Finite-lived intangible assets are reviewed for impairment or obsolescence whenever events or circumstances indicate that the carrying amount of the asset may not be recoverable. Recoverability of intangible assets is measured by a comparison of the carrying amount of the asset to the future undiscounted net cash flows expected to be generated by that asset. If the asset is considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the asset exceeds the estimated fair value.

Goodwill and other indefinite-lived intangibles

Goodwill and other indefinite-lived intangibles

The Company records goodwill when the purchase price of a business acquisition exceeds the estimated fair value of net identified tangible and intangible assets acquired. Goodwill is assigned on the acquisition date and tested for impairment at least annually, or more frequently when events or changes in circumstances indicate that the fair value of a reporting unit has more likely than not declined below its carrying value. Similarly, indefinite-lived intangible assets (if any) other than goodwill are tested annually or more frequently if indicated, for impairment. If impaired, intangible assets are written down to fair value based on the expected discounted cash flows.

Financial Instruments

Financial Instruments

The Company evaluates issued financial instruments for classification as either equity or liability based on an assessment of the financial instrument’s specific terms and applicable authoritative guidance in ASC 480, Distinguishing Liabilities from Equity (“ASC 480”) and ASC 815, Derivatives and Hedging (“ASC 815”) as well as in accordance with ASU 2020-06. The assessment considers whether the financial instruments issued are freestanding pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and, if applicable whether the financial instruments meet all of the requirements for equity classification under ASC 815, including whether the financial instruments are indexed to the Company’s own Common Stock, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of issuance and as of each subsequent reporting period end date while the financial instruments are outstanding. Financial instruments that are determined to be liabilities under ASC 480 or ASC 815 are held at their initial fair value and remeasured to fair value at each subsequent reporting date, with changes in fair value recorded as a non-operating, non-cash loss or gain, as applicable.

The Company’s financial instruments consist of derivatives related to the warrants issued with the securities purchase agreement as discussed in Note 9, Warrant Liabilities. The accounting treatment of derivative financial instruments requires that we record the derivatives at their fair values as of the inception date of the debt agreements and at fair value as of each subsequent balance sheet date. Any change in fair value is recorded as non-operating, non-cash income or expense at each balance sheet date. Upon the determination that an instrument is no longer subject to derivative accounting, the fair value of the derivative instrument at the date of such determination will be reclassified to paid in capital.

The adoption of Topic 326 did not significantly change our approach to the valuation of trade receivables. The Company determines whether there is an expected loss on our accounts receivable by reviewing all available data, including our customers’ latest available financial statements, their credit standing, our historical collection experience, and current and future market and economic conditions. As of December 31, 2024, and December 31, 2023, it was not deemed necessary to recognize any allowance for credit losses on our trade receivables.

Revenue Recognition

Revenue Recognition

The following table disaggregates the Company’s revenue by line of business, showing commissions earned:

Period Ended September 30, 2024	Medical	Life	Property and Casualty	Total

Three months ended September 30, 2025	$1,774,019	$30,590	$691,366	$2,495,975
Three months ended September 30, 2024	$2,422,523	$46,808	$972,127	$3,441,458
Nine months ended September 30, 2025	$7,248,223	$95,320	$2,475,329	$9,818,872
Nine months ended September 30, 2024	$8,095,631	$141,811	$2,519,145	$10,757,238

The following are customers representing 10% or more of total revenue:

	Three Months Ended September 30,
Insurance Carrier	2025	2024
Priority Health	29%	29%
BlueCross BlueShield	25%	17%

	Nine Months Ended September 30,
Insurance Carrier	2025	2024
Priority Health	31%	33%
BlueCross BlueShield	17%	13%

No other single customer accounted for more than 10% of the Company’s commission revenues during the three and nine months ended September 30, 2025 and 2024. The loss of any significant customer could have a material adverse effect on the Company.

Revenue Recognition

The Company recognizes revenue in accordance with Accounting Standards Codification (ASC) 606 Revenue from Contracts with Customers which at its core, recognizes revenue upon the transfer of promised goods or services to customers in an amount that reflects the consideration the entity expects to be entitled to in exchange for those goods or services.

The Company’s revenue is primarily comprised of agency commissions earned from insurance carriers (the “Customer” or “Carrier”) related to insurance plans produced through brokering, producing, and servicing agreements between insurance carriers and members. The Company defines a “Member” as an individual, family or entity currently covered or seeking insurance coverage.

The Company focuses primarily on agency services for insurance products in the “Healthcare” and property and casualty, which includes auto (collectively “P&C”) space, with nominal activity in the life insurance and bond sectors. Healthcare includes plans for individuals and families, Medicare supplements, ancillary and small businesses. The Company also earns revenue in the “Insurance Marketing” space as discussed further below.

Consideration for all agency services typically is based on commissions calculated by applying contractual commission rates to policy premiums. For P&C, commission rates are applied to premiums due, whereas for healthcare, commission rates, including override commissions, are applied to monthly premiums received by the Carrier.

The Company has two forms of billing practices, “Direct Bill” and “Agency Bill”. With Direct Bill, Carriers bill and collect policy premium payments directly from Members without any involvement from the Company. Commissions are paid to the Company by the Carrier in the following month. With Agency Bill, the Company bills Members premiums due and remits them to Carriers net of commission earned.

The following outlines the core principles of ASC 606:

Identification of the contract, or contracts, with a customer. A contract with a customer exists when (i) we enter into an enforceable contract with a customer that defines each party’s rights regarding the goods or services to be transferred and identifies the payment terms related to these goods or services, (ii) the contract has commercial substance, and (iii) we determine that collection of substantially all consideration for goods or services that are transferred is probable based on the customer’s intent and ability to pay the promised consideration.

Identification of the performance obligations in the contract. Performance obligations promised in a contract are identified based on the goods or services that will be transferred to the customer that are both capable of being distinct, whereby the customer can benefit from the goods or service either on its own or together with other resources that are readily available from third parties or from us, and are distinct in the context of the contract, whereby the transfer of the goods or services is separately identifiable from other promises in the contract.

Determination of the transaction price. The transaction price is determined based on the consideration to which we will be entitled in exchange for transferring goods or services to the customer.

Allocation of the transaction price to the performance obligations in the contract. If the contract contains a single performance obligation, the entire transaction price is allocated to the single performance obligation. Contracts that contain multiple performance obligations require an allocation of the transaction price to each performance obligation based on a relative standalone selling price basis.

Recognition of revenue when, or as, the Company satisfies a performance obligation. The Company satisfies performance obligations either over time or at a point in time, as discussed in further detail below. Revenue is recognized at the time the related performance obligation is satisfied by transferring the promised good or service to the customer.

Healthcare revenue recognition:

The Company identifies a contract when it has a binding agreement with a Carrier, the Customer, to provide agency services to Members.

There typically is one performance obligation in contracts with Carriers, to perform agency services that culminate in monthly premium cash collections by the Carrier. The performance obligation is satisfied through a combination of agency services including, marketing carrier’s insurance plans, soliciting Member applications, binding, executing and servicing insurance policies on a continuous basis throughout a policy’s life cycle which includes and culminates with the Customer’s collection of monthly premiums. No commission is earned if cash is not received by Carrier. Thus, commission revenue is earned only after a month’s cash receipts from Members’ dues is received by the Customer. Each month’s Carrier cash collections is considered a separate unit sold and transferred to the Customer i.e., the satisfaction of that month’s performance obligation.

Transaction price is typically stated in a contract and usually based on a commission rate applied to Member premiums paid and received by Carrier. The Company generally continues to receive commission payments from Carriers until a Member’s plan is cancelled or the Company terminates its agency agreement with the Carrier. Upon termination, the Company normally will no longer receive any commissions from Carriers even on business still in place. In some instances, trailing commissions could occur which would be recognized similar to other Healthcare revenue. With one performance obligation, allocation of transaction price is normally not necessary.

Healthcare typically utilizes the Direct Bill method.

The Company recognizes revenue at a point in time when it satisfies its monthly performance obligation and control of the service transfers to the Customer. Transfer occurs when Member insurance premium cash payments are received by the Customer. The Customer’s receipt of cash is the culmination and complete satisfaction of the Company’s performance obligation, and the earnings process is complete.

With Direct Bill, since the amount of monthly Customer cash receipts is unknown to the Company until the following month when notice is provided by Customer to Company, the Company accrues revenue at each period end. Any estimated revenue accrued and recognized at a period-end is trued up for financial reporting per actual revenue earned as provided by the Customer during the following month.

P&C revenue recognition:

The Company identifies a contract when it has a binding agreement with a Carrier, the Customer, to provide agency services to Members.

There typically is one performance obligation in contracts with Customers, to perform agency services to solicit, receive proposals and bind insurance policies culminating with policy placement. Commission revenue is earned at the time of policy placement.

Transaction price is typically stated in a contract and usually based on commission rates applied to Member premiums due. With one performance obligation, allocation of transaction price is normally not necessary.

P&C utilizes both the Agency Bill and Direct Bill methods, depending on the Carrier.

The Company recognizes revenue at a point in time when it satisfies its performance obligation and control of the service transfers to the Customer. Transfer occurs when the policy placement process is complete.

With both Direct Bill and Agency Bill, the Company accrues commission revenue in the period policies are placed. With Agency Bill, payment is typically received from Members in the month earned, however with Direct Bill, payment is typically received from Carriers in the month subsequent to the commissions being earned.

Other revenue policies: Insurance commissions earned from Carriers for life insurance products are recorded gross of amounts due to agents, with a corresponding commission expense for downstream agent commissions being recorded as commission expense within the consolidated statements of operations.

When applicable, commission revenue is recognized net of any deductions for estimated commission adjustments due to lapses, policy cancellations, and revisions in coverage.

The Company could earn additional revenue from contingent commissions, profit-sharing, override and bonuses based on meeting certain revenue or profit targets established periodically by the Carriers (collectively, “Contingent Commissions”). Contingent Commissions are earned when the Company achieves targets established by Carriers. The Carriers notify the Company when it has achieved the target. The Company recognizes revenue for any Contingent Commissions at the time it is reasonably assured that a significant revenue reversal is not probable, which is generally when a Carrier notifies the Company that it is on track or has earned a Contingent Commission.

The following table disaggregates the Company’s revenue by line of business, showing commissions earned:

Year ended	Medical	Life	Property and Casualty	Total

December 31, 2024	$10,436,750	$171,949	$3,445,662	$14,054,361
December 31, 2023	$10,825,064	$170,759	$2,735,463	$13,731,826

General and Administrative

General and Administrative

General and administrative expenses primarily consist of personnel costs for the Company’s administrative functions, professional service fees, office rent, all employee travel expenses, and other general costs.

Marketing and Advertising

Marketing and Advertising

The Company’s direct channel expenses primarily consist of costs for e-mail marketing and newspaper advertisements. The Company’s online advertising channel expense primarily consist of social media ads. Advertising costs for both direct and online channels are expensed as incurred.

Equity-Based Compensation

Equity-Based Compensation

Equity-based compensation cost is measured at the grant date based on the fair value of the award and is recognized as an expense on a straight-line basis over the requisite service or vesting period, based on the terms of the awards. The fair value of the stock-based payments to non-employees that are fully vested and non-forfeitable as at the grant date is measured and recognized at that date, unless there is a contractual term for services in which case such compensation would be amortized over the contractual term. To the extent possible, the Company will estimate and recognize expected forfeitures.

Leases

Leases

The Company recognizes leases in accordance with Accounting Standards Codification Topic 842, “Leases” (“ASC 842” or “ASU 2016-12”). This standard provides enhanced transparency and comparability by requiring lessees to record right-of-use assets and corresponding lease liabilities on the balance sheet for most leases. Expenses associated with leases are recognized as a single lease expense, generally on a straight-line basis.

The Company is the lessee in a contract when the Company obtains the right to use an asset. We currently lease real estate and office space under non-cancelable operating lease agreements. When applicable, consideration in a contract is allocated between lease and non-lease components. Lease payments are discounted using the implicit discount rate in the lease. If the implicit discount rate for the lease cannot be readily determined, the Company uses an estimate of its incremental borrowing rate. The Company did not have any contracts accounted for as finance leases as of December 31, 2024, or 2023. Operating leases are included in the line items right-of-use assets, current portion of leases payable, and leases payable, less current portion in the consolidated balance sheets. Right-of-use (“ROU”) asset represents the Company’s right to use an underlying asset for the lease term and lease obligations represent the Company’s obligations to make lease payments arising from the lease, both of which are recognized based on the present value of the future minimum lease payments over the lease term at the commencement date. Leases with a lease term of 12 months or less at inception are not recorded on the consolidated balance sheet and are expensed on a straight-line basis over the lease term in the consolidated statement of operations. The Company determines a lease’s term by agreement with lessor and includes lease extension options and variable lease payments when option and/or variable payments are reasonably certain of being exercised or paid.

Income Taxes

Income Taxes

The Company recorded no income tax expense for the three and nine months ended September 30, 2025 and 2024 because the estimated annual effective tax rate was zero. In determining the estimated annual effective income tax rate, the Company analyses various factors, including projections of the Company’s annual earnings and taxing jurisdictions in which the earnings will be generated, the impact of state and local income taxes, the ability to use tax credits and net operating loss carry forwards, and available tax planning alternatives.

As of September 30, 2025 and December 31, 2024, the Company provided a full valuation allowance of $(16,237,582) against its net deferred tax assets of $16,237,582, and $(14,721,458) against its net deferred tax assets of $14,721,458, respectively, since the Company believes it is more likely than not that its deferred tax assets will not be realized.

Income Taxes

The Company recognizes deferred tax assets and liabilities using enacted tax rates for the effect of temporary differences between the book and tax basis of recorded assets and liabilities. Deferred tax assets are reduced by a valuation allowance if it is more likely than not that some portion or all of the deferred tax asset will not be realized. In evaluating its ability to recover deferred tax assets within the jurisdiction in which they arise, the Company considers all available positive and negative evidence, including the expected reversals of taxable temporary differences, projected future taxable income, taxable income available via carryback to prior years, tax planning strategies, and results of recent operations. The Company assesses the realizability of its deferred tax assets, including scheduling the reversal of its deferred tax assets and liabilities, to determine the amount of valuation allowance needed. Scheduling the reversal of deferred tax asset and liability balances requires judgment and estimation. The Company believes the deferred tax liabilities relied upon as future taxable income in its assessment will reverse in the same period and jurisdiction and are of the same character as the temporary differences giving rise to the deferred tax assets that will be realized.

Discontinued Operations

Discontinued Operations

The Company’s board of directors approved the discontinuation and abandonment of Medigap Healthcare Insurance Company, LLC (“Medigap”), a subsidiary of the Company, effective April 17, 2023, due to Medigap’s sustained recurring losses stemming from amongst other factors, greater than anticipated revenue chargebacks. The Company was unable to divest its interest in Medigap for value, and accordingly, operations were wound down in an orderly manner. In doing so, the Company transferred to its operating entity, Medigap’s customer relationships and internally developed and purchased software intangible assets, with net of amortization combined value of approximately $4,300,000, as well as, its short-term financing arrangement of $29,500, and each are respectively classified at their adjusted book values in the intangible assets and short term financing agreements accounts in the consolidated balance sheet as of, December 31, 2023. These assets had continued value to the Company and were initially not impaired as the fair value exceeded carrying cost. However, as further described in Note 6, Goodwill and Other Intangible Assets, the Company subsequently impaired these assets during fiscal year 2024. Medigap’s remaining assets were considered to have no remaining asset value and were fully impaired. Certain liabilities and estimated liabilities as outlined in the tables herein, were discharged and/or written-off in conjunction with the Settlement Agreement (as defined below) because of them having a net zero dollar estimated liability value. Accordingly, the Company recognized a net of estimated liability adjustments gain/loss of approximately $0, and an impairment loss of approximately $4,400,000, presented in income (loss) from discontinued operations in the consolidated statements of operations for the year ended December 31, 2023. As part of the abandonment, the Company cancelled third party contracts, settled outstanding vendor and other third-party obligations, ceased to enter new customer contracts via Medigap, and no further customer performance obligations existed. The Company does not expect further continuing involvement with Medigap, and in accordance with ASC 205-20-45-9, no corporate overhead has been allocated to discontinued operations.

Settlement Agreement: On June 30, 2023, the Company entered into a confidential settlement agreement and mutual release (the “Settlement Agreement”) with certain Medigap affiliated entities and persons, and the former owners of Medigap, whereby the Company would receive a settlement payment, net of costs, of $2,761,190 and was released from all past and future Medigap obligations and liabilities. The settlement payment was received in full by the Company in July 2023 and is recorded as income (loss) from discontinued operations in the consolidated statements of operations for the year ended December 31, 2023.

The were no discontinued operations related assets and/or liabilities for inclusion in the consolidated balance sheets as of, December 31, 2024 and 2023.

The following table rolls forward Medigap’s assets and liabilities from their carrying values pre-abandonment to their values post abandonment, and presents the impact of reclassifications, impairments, and write-offs:

Medigap Related Assets	Carrying Value Prior To Abandonment	Asset and Liability Transfers Retained by the Company	Asset Impairments and Liability Write-Offs	Carrying Value as of December 31, 2023

Accounts receivable	$56,398	$-	$(56,398)	$-
Accounts receivable, related party	3,595	-	(3,595)	-
Other receivables	5,388	-	(5,388)	-
Current assets – Medigap	$65,381	$-	$(65,381)	$-

Property and equipment, net	$22,378	$-	$(22,378)	$-
Right-of-use assets	119,594	-	(119,594)	-
Intangibles, net	4,570,536	(4,258,214)[1]	(312,322)	-
Goodwill	4,825,634	-	(4,825,634)	-
Other assets - Medigap	$9,538,142	$(4,258,214)	$(5,279,928)	$-

Total assets - Medigap	$9,603,523	$(4,258,214)	$(5,345,309)	$-

Accounts payable and other accrued liabilities	$4,157	$-	$(4,157)	$-
Short term financing agreements	29,500	(29,500)	-	-
Chargeback reserve	831,725	-	(831,725)[2]	-
Current portion of leases payable	134,517	-	(134,517)[3]	-
Other liabilities	9,842	-	(9,842)[3]	-
Current liabilities - Medigap	$1,009,741	$(29,500)	$(980,241)	$-

Total liabilities - Medigap	$1,009,741	$(29,500)	$(980,241)	$-

Net assets and liabilities - Medigap	$8,593,782	$(4,228,714)	$(4,365,068)	$-

1	Includes customer relationships and internally developed and purchased software intangible assets that have continued value to the Company and have not been impaired as the fair value exceeds carrying cost. See Note 6, Goodwill and Other Intangible Assets where during fiscal year 2024, the Company subsequently impaired these assets.
2	Estimated liability write-off per net zero dollar estimated liability value.
3	Liability discharge pursuant to the Settlement Agreement.

The following tables disaggregate the major classes of pretax gain and loss as presented in discontinued operations in the consolidated statements of operations.

	Year Ended December 31, 2024	Year Ended December 31, 2023
Income
Commission income	$-	$744,030

Expenses
Commission expense	-	110,639
Salaries and wages	-	454,663
General and administrative	-	129,363
Marketing and advertising	-	426,818
Depreciation and amortization	-	7,283
Other expenses (income)	-	(3,902)
Total discontinued operations expenses before impairments and write-offs	-	1,124,864
Total discontinued operations income / (loss) before impairments and write-offs	$-	$(380,834)
Gains and (losses) from recoveries and impairments / write-offs of discontinued operations assets and liabilities

Settlement Recovery, net of costs	$-	$2,761,190

Asset impairment losses
Accounts receivable	-	56,398
Accounts receivable, related parties	-	3,595
Other receivables	-	5,388
Property and equipment, net	-	22,378
Right-of-use assets	-	119,593
Intangibles, net	-	312,322
Goodwill	-	4,825,634
Total asset impairments	$-	$5,345,308

Liability write-off gains
Accounts payable and other accrued liabilities	-	4,154
Other payables	-	9,842
Chargeback reserve	-	831,725
Current portion of leases payable	-	134,517
Total liability write-off gains	$-	$980,238

Discontinued operations net asset and liability impairments / write-offs gains and (losses)	$-	$4,365,070

Net gains and (losses) from recoveries and impairments / write-offs from discontinued operations assets and liabilities	$-	$(1,603,880)

Loss from discontinued operations before tax	$-	$(1,984,714)

Consolidated statement of operations - Loss from discontinued operations before tax	$-	$(1,984,714)

Seasonality

Seasonality

A greater number of the Company’s Medicare-related health insurance plans are sold in the fourth quarter during the Medicare annual enrollment period when Medicare-eligible individuals are permitted to change their Medicare Advantage. The majority of the Company’s individual and family health insurance plans are sold in the annual open enrollment period as defined under the federal Patient Protection and Affordable Care Act and related amendments in the Health Care and Education Reconciliation Act. Individuals and families generally are not able to purchase individual and family health insurance outside of these open enrollment periods, unless they qualify for a special enrollment period as a result of certain qualifying events, such as losing employer-sponsored health insurance or moving to another state.

Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

In December 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2023-08, Intangibles — Goodwill and Other — Crypto Assets (Subtopic 350-60): Accounting for and Disclosure of Crypto Assets. The ASU requires entities to measure certain digital assets at fair value each reporting period, with changes in fair value recognized in net income, and to provide specific quantitative and qualitative disclosures regarding such holdings. The Company adopted ASU 2023-08 effective July 1, 2025, using the modified retrospective transition method. Since the Company did not hold any digital assets prior to adoption, there were no cumulative-effect adjustments to retained earnings and no retrospective impacts.

We do not expect any other recently issued accounting pronouncements to have a material effect on our financial statements not already disclosed in the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2024.

Recently Issued Accounting Pronouncements

In March 2024, the FASB issued ASU No. 2024-01, Compensation—Stock Compensation (Topic 718): Scope Application of Profits Interest and Similar Awards (“ASU 2024-01”), to clarify the scope application of profits interest and similar awards by adding illustrative guidance in ASC 718, Compensation - Stock Compensation.  The ASU clarifies how to determine whether profits interest and similar awards are in the scope of ASC 718 and applies to all reporting entities that account for profits interest awards as compensation to employees or non-employees. In addition to adding the illustrative guidance, the ASU modified the language in paragraph 718-10-15-3 to improve its clarity and operability. However, this amendment does not change the intent of that guidance, nor how it should be applied. The ASU’s amendments are effective for fiscal years beginning after December 15, 2024, including interim periods within those years. The Company is currently evaluating the effects of the adoption of ASU No. 2024-01 on its consolidated financial statements.

In December 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. ASU 2023-09 improves the transparency of income tax disclosures by requiring, on an annual basis, consistent categories, and greater disaggregation of information in the rate reconciliation as well as income taxes paid disaggregated by jurisdiction. ASU 2023-09 is effective for the Company for fiscal years beginning after December 15, 2024. Early adoption is permitted. The amendments in this update should be applied prospectively, however, retrospective application is permitted. The Company is currently evaluating the impact that this guidance will have on its disclosures.

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. ASU 2023-07 expands reportable segment disclosures by requiring disclosure, on an annual and interim basis, of significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”) and included within each reported measure of segment profit or loss as well as an amount and description of other segment items. ASU 2023-07 also requires interim disclosures of a reportable segment’s profit or loss and assets, disclosure of the title and position of the CODM, and an explanation of how the CODM uses the reported measure of segment profit or loss in assessing performance and allocating resources. ASU 2023-07 is effective for the Company for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. The amendments in this update are required to be applied retrospectively to all prior periods presented in the financial statements. The Company adopted this standard for our fiscal year 2024 annual financial statements and interim financial statements thereafter and have applied this standard retrospectively for all prior periods presented in the financial statements. See Note 17 – Segment Reporting for further information.

Dividends

Dividends

Cash dividends are recorded as a liability on the date they are declared by the Board of Directors, which is the date the Company becomes legally obligated to pay the dividend. Dividends declared but unpaid at a reporting date are included in dividends payable within current liabilities and charged against retained earnings when the Company has positive retained earnings, or against additional paid in capital when the Company has a retained deficit, in accordance with ASC 505-20, Equity — Dividends. When a dividend is declared to shareholders of record as of a specified future date, any additional shares issued prior to that record date participate in the dividend, and the dividend payable is adjusted at the record date to reflect the total number of shares entitled to receive payment.

Digital Assets

Digital Assets

During the quarter ended September 30, 2025, the Board of Directors approved the adoption of a digital asset treasury strategy and a digital asset treasury policy. Under this strategy and policy, the Company may allocate a portion of its treasury funds to acquire cryptocurrencies, including leading digital assets such as Bitcoin, Ethereum and Solana, and may evaluate opportunities to tokenize insurance-linked assets. In connection with the policy, the Board approved the formation of a Crypto Advisory Board (the “CAB”) to manage, oversee and advise management and the Board on the ongoing development of the Company’s digital-asset treasury strategy and related initiatives.

As of September 30, 2025, the Company purchased digital assets consisting of Bitcoin (BTC), Ethereum (ETH), Cardano (ADA), and XRP for investment and treasury diversification purposes. All digital assets are held with a qualified third-party custodian, are not subject to any contractual sale restrictions, and the Company does not engage in staking, lending, or mining activities.

The Company accounts and presents its digital assets in accordance with ASU 2023-08, Intangibles-Goodwill and Other-Crypto Assets (Subtopic 350-60), with initial measurement at cost plus transaction fees directly attributable to each acquisition, and the Company continues to track cost basis using the specific-identification method. At each reporting date, the Company remeasures its digital assets at fair value, determined under ASC 820, Fair Value Measurement, based on quoted (unadjusted) prices on the Coinbase exchange, the active exchange that the Company has determined is its principal market for its digital assets (Level 1 inputs), with changes recognized in unrealized gains (losses) on digital assets, net, in the condensed consolidated statements of operations.